                                 STONEBRIDGE FUNDS
                           STONEBRIDGE GROWTH FUND, INC.
                              OFFICERS AND DIRECTORS
                 Richard C. Barrett, CHAIRMAN, BOARD OF DIRECTORS
                                 AND VICE PRESIDENT
                      Debra L. Newman, PRESIDENT AND TREASURER
                          Craig B. Burger, VICE PRESIDENT
                        Chad S. Christensen, VICE PRESIDENT
                             James V. Hyatt, SECRETARY
                            Selvyn B. Bleifer, DIRECTOR
                             Marvin Freedman, DIRECTOR
                             Charles F. Haas, DIRECTOR
                            William H. Taylor, DIRECTOR

                                 INVESTMENT ADVISER
                   STONEBRIDGE CAPITAL MANAGEMENT, INCORPORATED
                         1801 Century Park East, Suite 1800
                           Los Angeles, California 90067

                           ADMINISTRATOR AND DISTRIBUTOR
                          ALPS MUTUAL FUNDS SERVICES, INC.
                         370 Seventeenth Street, Suite 3100
                               Denver, Colorado 80202

                                   TRANSFER AGENT
                          NATIONAL FINANCIAL DATA SERVICES
                             1004 Baltimore, Dwight 4,
                            Kansas City, Missouri 64105

                                     CUSTODIAN
                                 FIFTH THIRD BANK
                                Fifth Third Center,
                               Cincinnati, Ohio 45263

                                   LEGAL COUNSEL
                         PAUL, HASTINGS, JANOFSKY & WALKER
                          555 S. Flower Street, 23rd Floor
                           Los Angeles, California 90071

                                INDEPENDENT AUDITORS
                               HEIN + ASSOCIATES LLP
                         717 Seventeenth Street, Suite 1600
                               Denver, Colorado 80202

This report and its financial statements are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                           STONEBRIDGE FUNDS



                           STONEBRIDGE GROWTH FUND, INC.







                                                              SEMI-ANNUAL REPORT

                                                        FOR THE SIX-MONTHS ENDED

                                                                    MAY 31, 1998

                               LETTER TO STOCKHOLDERS

Dear Fellow Stockholders,

During the past six months, the strong bull market that began in earnest over three years ago continued to set record highs. A narrowing of focus by investors on a handful of large capitalization companies has driven this strength. The indices that are heavily influenced by these stocks, the Dow Jones Industrial Average and the Standard & Poor's 500 stock index for example, have again outperformed the broader market averages. Many of these companies are trading at multiples of earnings that are almost unparalleled. The Standard & Poor's 500 Index is trading at some of its highest multiples of trailing four quarter earnings in seven decades.

The first six months of the Fund's fiscal year witnessed the collapse of many of Asia's economies and currencies. Dramatic social, political, and economic events have shaken financial markets around the world as investors have tried to assess the effects of the turmoil on financial instruments. In the United States stock markets, the impact of the Asian crisis was quite widespread due to
the global nature of many companies' businesses.   The rapid change in the
economic environment has lead to a sharp increase in the volatility of stocks with exposure to this area. Certain sectors of the economy, technology companies in particular, have been more negatively impacted; however, the effects have generally been quite far-reaching.

However, this increased volatility has provided us with the opportunity to acquire quality companies at quite reasonable valuations. We increased the overall exposure of the Fund to common stocks from 87.9% on November 30, 1997 to 94.5% on May 31, 1998. We have maintained approximately 5% in cash equivalents to take advantage of any future opportunities. We acted decisively to take profits in stocks that had become expensive and shifted those assets into less expensive alternatives. For example, profits were taken in such names as Bristol Myers Squibb (Healthcare), Hewlett Packard Co. (Computer Hardware), and Gillette Co. (Personal Care). Investments were made in Abbott Labs (Healthcare), Precision Castparts Corp. (Aerospace), and Central Garden & Pet Co. (Household Products) to name a few.

Over the first half of the fiscal year, the Fund posted a solid gain of +8.2%, including reinvestment of the $2.91 per share capital gain/dividend distribution in December. Over the same period, the Dow Jones Industrial Average returned +14.7% and the broader ValueLine Index was up 6.6%. On a calendar year basis, since January 1, 1998, the Fund rose +6.6% versus 13.3% for the Dow Jones Industrial Average and +5.6% for the ValueLine Index.

Our stock selection process uses proprietary quantitative tests to attempt to identify companies that are expected to achieve above-average future growth of sales and earnings and that are selling at attractive valuations. We believe that adhering to this discipline leads to competitive returns, while reducing the fluctuation or risk of the portfolio relative to the market. While we continue to be concerned about the long-term impact of the Asian crisis and the strong dollar on revenue and earnings growth, we also feel that these fluctuations may continue to provide opportunities. We will seek out companies with unique prospects selling at relatively inexpensive valuations.

Thank you for your investment in the Stonebridge Growth Fund. Should you have questions or concerns, please call a Stockholder Services Representative at 1-800-639-3635.

Sincerely,



/s/ Charles E. Woodhouse                  /s/ Richard C. Barrett

Charles E. Woodhouse                      Richard C. Barrett
Director of Research                      President
Stonebridge Capital Management, Inc.      Stonebridge Capital Management, Inc.

                            STONEBRIDGE GROWTH FUND, INC.
                        STATEMENT OF INVESTMENTS (UNAUDITED)
                                    MAY 31, 1998

                                                     SHARES OR
                                                     PRINCIPAL         MARKET
                                                       AMOUNT          VALUE*
                                                     ---------     -----------
COMMON STOCKS (94.5%)
  CAPITAL GOODS (18.0%)
       AEROSPACE & DEFENSE (3.4%)
       Boeing Co . . . . . . . . . . . . . .          13,000          619,125
       Precision Castparts Corp. . . . . . .          15,000          864,375
                                                                   -----------
                                                                    1,483,500
                                                                   -----------
       ELECTRICAL EQUIPMENT (4.2%)
       Emerson Electric Co . . . . . . . . .          20,000        1,215,000
       Vicor Corp* . . . . . . . . . . . . .          40,000          625,000
                                                                   -----------
                                                                    1,840,000
                                                                   -----------

       MACHINERY (5.6%)
       Caterpillar Inc . . . . . . . . . . .          14,000          769,125
       Deere & Co. . . . . . . . . . . . . .          10,000          518,750
       Dover Corp. . . . . . . . . . . . . .          30,000        1,125,000
                                                                   -----------
                                                                    2,412,875
                                                                   -----------
       MANUFACTURING (4.8%)
       Federal Signal Corp . . . . . . . . .          35,000          783,125
       Illinois Tool Works Inc . . . . . . .          20,000        1,320,000
                                                                   -----------
                                                                    2,103,125
                                                                   -----------

       TOTAL CAPITAL GOODS . . . . . . . . .                        7,839,500
                                                                   -----------

  COMMUNICATION SERVICES (1.3%)
       TELEPHONE (1.3%)
       SBC Communications Inc. . . . . . . .          15,000          583,125
                                                                   -----------

       TOTAL COMMUNICATION SERVICES. . . . .                          583,125
                                                                   -----------

  CONSUMER CYCLICALS (14.8%)
       AUTOS AND AUTO EQUIPMENT (1.3%)
       Littlefuse Inc* . . . . . . . . . . .          25,000          571,875
                                                                   -----------

       BUILDING MATERIALS & HOME BUILDERS (4.9%)
       Clayton Homes . . . . . . . . . . . .          50,000          940,625
       Valspar Corp. . . . . . . . . . . . .          30,000        1,211,250
                                                                   -----------
                                                                    2,151,875
                                                                   -----------
       LEISURE & ENTERTAINMENT (2.2%)
       Mattel Inc. . . . . . . . . . . . . .          25,000          946,875
                                                                   -----------

       RETAIL - SPECIALITY (1.8%)
       Toys 'R' Us Inc*. . . . . . . . . . .          30,000          795,000
                                                                   -----------

                           STONEBRIDGE GROWTH FUND, INC.
                  STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                    MAY 31, 1998

                                                     SHARES OR
                                                     PRINCIPAL         MARKET
                                                       AMOUNT          VALUE*
                                                     ---------     -----------
COMMON STOCKS (CONTINUED)
  CONSUMER CYCLICALS (CONTINUED)
       SERVICES - COMMERCIAL & CONSUMER (3.4%)
       Cendant Corp* . . . . . . . . . . . .          25,000          542,188
       Hertz Corp Class A. . . . . . . . . .          20,000          917,500
                                                                   -----------
                                                                    1,459,688
                                                                   -----------
       TEXTILES & SHOES - (1.2%)
       St. John's Knits Inc. . . . . . . . .          14,000          538,125
                                                                   -----------

       TOTAL CONSUMER CYCLICALS. . . . . . .                        6,463,438
                                                                   -----------

  CONSUMER STAPLES (10.5%)
       BEVERAGES (2.3%)
       Pepsico Inc . . . . . . . . . . . . .          25,000        1,020,313
                                                                   -----------

       BROADCAST MEDIA & ENTERTAINMENT (2.7%)
       Time Warner Inc . . . . . . . . . . .          15,000        1,167,187
                                                                   -----------

       HOUSEHOLD PRODUCTS & HOUSEWARES (1.4%)
       Central Garden & Pet Co*. . . . . . .          20,000          591,250
                                                                   -----------

       PERSONAL CARE (2.0%)
       Gillette Co . . . . . . . . . . . . .           7,500          878,438
                                                                   -----------

       RETAIL - FOOD & DRUG (2.1%)
       Albertsons Inc. . . . . . . . . . . .          20,000          926,250
                                                                   -----------

       TOTAL CONSUMER STAPLES. . . . . . . .                        4,583,438

  ENERGY (7.8%)
       OIL & GAS - DRILL & EQUIPMENT (2.1%)
       Helmerich & Payne Inc . . . . . . . .          36,000          909,000
                                                                   -----------

       OIL - INTERNATIONAL (5.7%)
       Baker Hughes Inc. . . . . . . . . . .          25,000          900,000
       Chevron Corp. . . . . . . . . . . . .          10,000          798,750
       Mobil Corp. . . . . . . . . . . . . .          10,000          780,000
                                                                   -----------
                                                                    2,478,750
                                                                   -----------

       TOTAL ENERGY. . . . . . . . . . . . .                        3,387,750
                                                                   -----------

                           STONEBRIDGE GROWTH FUND, INC.
                  STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                    MAY 31, 1998

                                                     SHARES OR
                                                     PRINCIPAL         MARKET
                                                       AMOUNT          VALUE*
                                                     ---------     -----------
COMMON STOCKS (CONTINUED)
  TECHNOLOGY (CONTINUED)
       FINANCIAL (11.3%)
       BROKERAGE & DIVERSE FINANCIAL SERVICES (5.1%)
       American Express Co . . . . . . . . .          10,000        1,026,250
       Fannie Mae. . . . . . . . . . . . . .          20,000        1,197,500
                                                                   -----------
                                                                    2,223,750
                                                                   -----------
       INSURANCE - MULTILINE & BROKERAGE (2.1%)
       American International Group. . . . .           7,500          928,593
                                                                   -----------

       INSURANCE PROPERTY (4.1%)
       General RE Corp . . . . . . . . . . .           4,000          879,500
       MGIC Investment Corp. . . . . . . . .          15,000          899,063
                                                                   -----------
                                                                    1,778,563
                                                                   -----------

       TOTAL FINANCIAL . . . . . . . . . . .                        4,930,906
                                                                   -----------

  FOREIGN STOCKS (10.1%)
       ABB AG ADR* . . . . . . . . . . . . .           7,000        1,188,263
       Nestle S A Sponsored ADR* . . . . . .          12,000        1,287,545
       Roche Holdings Ltd Sponsored ADR. . .          10,000        1,030,346
       Royal Dutch Petroleum . . . . . . . .          16,000          897,000
                                                                   -----------

       TOTAL FOREIGN STOCKS                                         4,403,154
                                                                   -----------

  HEALTHCARE (7.3%)
       BIOTECHNOLOGY (1.9%)
       Chiron Corp*. . . . . . . . . . . . .          45,000          812,812
                                                                   -----------

       HEALTHCARE - DIVERSE (5.4%)
       Abbott Labs . . . . . . . . . . . . .          17,500        1,298,281
       Bristol Myers Squibb Co . . . . . . .          10,000        1,075,000
                                                                   -----------
                                                                    2,373,281
                                                                   -----------

       TOTAL HEALTHCARE. . . . . . . . . . .                        3,186,093
                                                                   -----------

  TECHNOLOGY (12.5%)
       COMMUNICATION EQUIPMENT (1.1%)
       Motorola Inc. . . . . . . . . . . . .           9,000          476,438
                                                                   -----------

       COMPUTER HARDWARE & PERIPHERAL (2.5%)
       Lexmark International Group Class A*.          20,000        1,110,000
                                                                   -----------

                           STONEBRIDGE GROWTH FUND, INC.
                  STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                    MAY 31, 1998

                                                     SHARES OR
                                                     PRINCIPAL         MARKET
                                                       AMOUNT          VALUE*
                                                     ---------     -----------
COMMON STOCKS (CONTINUED)
       COMPUTER SOFTWARE & SERVICES (4.4%)
       Computer Associates International Inc          15,000          787,500
       Oracle Corp*. . . . . . . . . . . . .          25,000          590,625
       Rational Software Corp* . . . . . . .          35,000          533,750
                                                                   -----------
                                                                    1,911,875
                                                                   -----------
       ELECTRONICS - INSTRUMENTS & DEVICES (2.9%)
       W.W. Grainger Inc . . . . . . . . . .          12,000        1,266,750
                                                                   -----------

       SEMICONDUCTORS (1.6%)
       Intel Corp. . . . . . . . . . . . . .          10,000          714,375
                                                                   -----------

       TOTAL TECHNOLOGY. . . . . . . . . . .                        5,479,438
                                                                   -----------

  TRANSPORTATION (0.9%)
       TRUCKING (0.9%)
       U.S. Freightways Corp . . . . . . . .          12,500          393,750
                                                                   -----------

       TOTAL TRANSPORTATION. . . . . . . . .                          393,750
                                                                   -----------
TOTAL COMMON STOCKS(94.5%)
        (Cost $28,078,239) . . . . . . . . .                       41,250,592
                                                                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (4.1%)
       Federal Home Loan Bank Discount
         Note 5.30%, 7/13/98 . . . . . . . .         800,000          795,128
       Freddie Mac Discount Note 5.33%,
         7/16/98 . . . . . . . . . . . . . .       1,000,000          993,444
                                                                   -----------

       TOTAL U.S. GOVERNMENT AGENCY
         OBLIGATIONS . . . . . . . . . . . .                        1,788,572
                                                                   -----------
        (Cost $1,788,572)

MUTUAL FUND (MONEY MARKET INVESTMENTS) (1.4%)
       Fountain Square Money Market. . . . .                          621,464
                                                                   -----------
        (Cost $621,464)

TOTAL INVESTMENTS (100.0%)
        (Cost $30,488,275) . . . . . . . . .                      $43,660,628

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                            7,275
                                                                   -----------

NET ASSETS (100%). . . . . . . . . . . . . .                      $43,667,903
                                                                   -----------
                                                                   -----------

*Securities on which no cash dividends were paid during the preceding twelve
(12) months.
The accompanying notes to financial statements are an integral part of the financial statements.

                           STONEBRIDGE GROWTH FUND, INC.
                   STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                    MAY 31, 1998


ASSETS:
  Investments, at value (Cost - see below) . . . . . . . . .      $43,660,628
  Dividends and interest receivable. . . . . . . . . . . . .           61,286
  Receivable for Capital Stock sold. . . . . . . . . . . . .              347
  Prepaid Bond Expenses. . . . . . . . . . . . . . . . . . .            4,575
  Other Assets . . . . . . . . . . . . . . . . . . . . . . .            4,650
                                                                   -----------

        TOTAL ASSETS . . . . . . . . . . . . . . . . . . . .      $43,731,486
                                                                   -----------

LIABILITIES:
  Management Fee** . . . . . . . . . . . . . . . . . . . . .      $    28,663
  Administration Fee** . . . . . . . . . . . . . . . . . . .            7,252
  Transfer Agent Fee . . . . . . . . . . . . . . . . . . . .            9,308
  Custody Fee. . . . . . . . . . . . . . . . . . . . . . . .              349
  Accounting Fee . . . . . . . . . . . . . . . . . . . . . .              870
  Legal Fee. . . . . . . . . . . . . . . . . . . . . . . . .            4,398
  Printing Fee . . . . . . . . . . . . . . . . . . . . . . .            5,748
  Audit Fee. . . . . . . . . . . . . . . . . . . . . . . . .            4,817
  Other payables . . . . . . . . . . . . . . . . . . . . . .            2,178
                                                                   -----------

        TOTAL LIABILITIES. . . . . . . . . . . . . . . . . .      $    63,583
                                                                   -----------

  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .      $43,667,903
                                                                   -----------
                                                                   -----------

COMPOSITION OF NET ASSETS:
  Capital Stock ($1.00 par value). . . . . . . . . . . . . .      $ 2,732,141
  Paid in capital. . . . . . . . . . . . . . . . . . . . . .       24,282,527
  Over-distributed net investment income . . . . . . . . . .         (879,748)
  Accumulated net realized gain on investments . . . . . . .        4,360,630
  Net unrealized appreciation in value of investments. . . .       13,172,353
                                                                   -----------
  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .      $43,667,903
                                                                   -----------
                                                                   -----------

NET ASSET VALUE PER SHARE:
  Net assets . . . . . . . . . . . . . . . . . . . . . . . .      $43,667,903
                                                                   -----------
  Shares outstanding . . . . . . . . . . . . . . . . . . . .        2,732,141
  Net asset value and redemption price per share . . . . . .           $15.98
                                                                   -----------

  COST OF INVESTMENTS. . . . . . . . . . . . . . . . . . . .      $30,488,275
                                                                   -----------
                                                                   -----------

**Related Party



The accompanying notes to financial statements are an integral part of the financial statements.

                            STONEBRIDGE GROWTH FUND, INC.
                         STATEMENT OF OPERATIONS (UNAUDITED)
                       FOR THE SIX MONTHS ENDED MAY 31, 1998

INVESTMENT INCOME:
INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .      $   221,307
  Interest . . . . . . . . . . . . . . . . . . . . . . . . .          162,369
                                                                   -----------

      TOTAL INCOME . . . . . . . . . . . . . . . . . . . . .      $   383,676
                                                                   -----------

EXPENSES:
  Management Fee . . . . . . . . . . . . . . . . . . . . . .      $   162,771
  Administrative Fee . . . . . . . . . . . . . . . . . . . .           31,213
  Transfer Agency Fee. . . . . . . . . . . . . . . . . . . .           69,808
  Accounting Fee . . . . . . . . . . . . . . . . . . . . . .           14,309
  Legal Fee. . . . . . . . . . . . . . . . . . . . . . . . .           28,795
  Printing Fee . . . . . . . . . . . . . . . . . . . . . . .           10,077
  Audit Fee. . . . . . . . . . . . . . . . . . . . . . . . .            6,098
  Registration Fee . . . . . . . . . . . . . . . . . . . . .            3,956
  Custodian Fee. . . . . . . . . . . . . . . . . . . . . . .            1,052
  Trustee Fee. . . . . . . . . . . . . . . . . . . . . . . .           12,086
  Other Fees . . . . . . . . . . . . . . . . . . . . . . . .           13,143
                                                                   -----------

      TOTAL EXPENSES . . . . . . . . . . . . . . . . . . . .      $   353,308
                                                                   -----------
                                                                   -----------

NET INVESTMENT INCOME (LOSS) . . . . . . . . . . . . . . . .      $    30,368

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net Realized Gain (Loss) on Investments. . . . . . . . . .      $ 3,503,634
  Unrealized Appreciation (Depreciation)
    Beginning of Period. . . . . . . . . . . . . . . . . . .       13,295,084
    End of Period. . . . . . . . . . . . . . . . . . . . . .       13,172,353
                                                                   -----------

  Change in net unrealized appreciation/depreciation . . . .         (122,731)
                                                                   -----------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . .        3,380,903
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . .      $ 3,411,271
                                                                   -----------
                                                                   -----------


The accompanying notes to financial statements are an integral part of the financial statements.

                            STONEBRIDGE GROWTH FUND, INC.
                         STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SIX MONTHS ENDED     YEAR ENDED
                                                                             MAY 31,        NOVEMBER 30,
                                                                        1998 (UNAUDITED)        1997
                                                                        --------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . .    $    30,368      $    45,114
  Net Realized Gain On Investments . . . . . . . . . . . . . . . . . .      3,503,634        6,904,912
  Net Change In Unrealized Appreciation/Depreciation . . . . . . . . .       (122,731)         722,858
                                                                        --------------------------------

      INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . .      3,411,271        7,672,884
                                                                        --------------------------------

DISTRIBUTIONS TO STOCKHOLDERS:
  Dividends from Net Investment Income . . . . . . . . . . . . . . . .       (517,546)        (662,905)
  Distributions from Net Realized Gain on Investments. . . . . . . . .     (6,432,467)      (3,610,209)
                                                                        --------------------------------

        DECREASE IN NET ASSETS RESULTING FROM
        Distributions to stockholders. . . . . . . . . . . . . . . . .     (6,950,013)      (4,273,114)
                                                                        --------------------------------

  CHANGE IN NET ASSETS DERIVED FROM INVESTMENT ACTIVITIES. . . . . . .     (3,538,742)       3,399,770
                                                                        --------------------------------

FROM CAPITAL STOCK TRANSACTIONS:
  Net Increase (Decrease) in Net Assets Derived From
   Capital Stock Transactions - Note 4 . . . . . . . . . . . . . . . .      4,826,797         (621,631)
                                                                        --------------------------------

      NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . .      1,288,055        2,778,139
                                                                        --------------------------------

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .     42,379,848       39,601,709
                                                                        --------------------------------

  End of period (including overdistributed net investment
   income of ($879,748)and ($392,570), respectively) . . . . . . . . .    $43,667,903      $42,379,848
                                                                        --------------------------------
                                                                        --------------------------------



The accompanying notes to financial statements are an integral part of the financial statements.

                             STONEBRIDGE GROWTH FUND, INC.

                                 FINANCIAL HIGHLIGHTS

 Selected Data for Each Share of Capital Stock Outstanding Throughout Each Year




                                           SIX MONTHS ENDED                YEARS ENDED
                                                MAY 31,                    NOVEMBER 30,
                                           1998 (UNAUDITED)   1997       1996       1995      1994        1993
PER SHARE DATA
Net Asset Value, Beginning of Period . . . .    $17.69     $16.56      $14.36    $12.61     $12.62     $14.78
                                               ----------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS:
   Net Investment Income . . . . . . . . . .      0.05       0.02        0.10      0.17       0.07       0.06
   Net Realized and Unrealized Gain (Loss)
     on Investments. . . . . . . . . . . . .      1.15       2.90        2.83      2.34       0.29      (0.19)
                                               ----------------------------------------------------------------
   Total Income from Investment Operations .      1.20       2.92        2.93      2.51       0.36      (0.13)
                                               ----------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO
STOCKHOLDERS:
   Distributions from Net Investment
     Income. . . . . . . . . . . . . . . . .     (0.22)     (1.51)      (0.17)    (0.07)     (0.07)     (0.15)
   Distributions from Net Realized Gain
     on Investments. . . . . . . . . . . . .     (2.69)     (0.28)      (0.56)    (0.69)     (0.30)     (1.88)
                                               ----------------------------------------------------------------
   Total Distributions to shareholders . . .     (2.91)     (1.79)      (0.73)    (0.76)     (0.37)     (2.03)
                                               ----------------------------------------------------------------
Net Asset Value, End of Period . . . . . . .    $15.98     $17.69      $16.56    $14.36     $12.61     $12.62
                                               ----------------------------------------------------------------
                                               ----------------------------------------------------------------
TOTAL RETURN . . . . . . . . . . . . . . . .     16.78%     19.79%      21.46%    23.50%      2.81%     (1.22)%
                                               ----------------------------------------------------------------
                                               ----------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000s) . . .   $43,668    $42,380     $39,602   $34,775    $30,775    $32,448
                                               ----------------------------------------------------------------
                                               ----------------------------------------------------------------
   Ratio of Operating Expenses to
     Average Net Assets* . . . . . . . . . .      1.61%      1.50%       1.47%     1.49%      1.64%      1.60%
                                               ----------------------------------------------------------------
                                               ----------------------------------------------------------------
   Ratio of Net Investment Income to
     Average Net Assets. . . . . . . . . . .      0.14%      0.11%       0.67%     1.27%      0.53%      0.50%
                                               ----------------------------------------------------------------
                                               ----------------------------------------------------------------
   Portfolio Turnover Rate** . . . . . . . .        11%        41%         45%       38%        36%        56%
                                               ----------------------------------------------------------------
                                               ----------------------------------------------------------------
   Average Commission Rate***. . . . . . . .    $.1089     $.1221      $.1351         -          -          -
                                               ----------------------------------------------------------------
                                               ----------------------------------------------------------------


* Subsequent to May 31, 1998, the investment adviser began waiving fees to ensure the Fund's operating expenses do not exceed 1.50% for the year ended November 30, 1998.
** A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 1998 were $8,588,422 and $8,033,980, respectively.
*** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
The accompanying notes to financial statements are an integral part of the financial statements.

                             STONEBRIDGE GROWTH FUND, INC.
                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

        ORGANIZATION AND NATURE OF OPERATIONS -- Stonebridge Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

        SECURITY VALUATION -- Investment securities listed or traded on a registered securities exchange or quoted on NASDAQ are valued at the last sales price on the date of valuation. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

        FEDERAL INCOME TAXES -- No provision for Federal income taxes is necessary since the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification and distribute substantially all of its net investment income and realized gains from investment transactions to its stockholders each year.

        DISTRIBUTIONS - Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to stockholders are recorded on the ex-dividend date.

        OTHER -- Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily . Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis the Fund uses for Federal income tax purposes.

        USE OF ESTIMATES -- The preparation of the Fund's financial statements in conformity with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those statements.

2.      INVESTMENT TRANSACTIONS:

        Purchases and sales of investment securities (excluding short-term securities), for the six months ended May 31, 1998 were as follows:

                                    Purchases       Sales
                                    ---------       -----
               Common Stocks       $8,588,422     $8,033,980

        As of May 31, 1998
               Gross appreciation (excess of value over cost)    $14,000,145
               Gross depreciation (excess of cost over value)       (827,792)
                                                                  ----------
               Net unrealized appreciation                       $13,172,353


        This amount represents the net increase in the value of investments (all of which are represented by long transactions) held at May 31, 1998.

                             STONEBRIDGE GROWTH FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS ((UNAUDITED) CONTINUED)


3.      TRANSACTIONS WITH AFFILIATES:

        The Fund has entered into an investment advisory agreement with Stonebridge Capital Management, Inc. (the Adviser). The advisory agreement has been approved by the Fund's Board of Directors and stockholders. Under the agreement, the Adviser is entitled to a fee, computed daily and paid monthly (in arrears), at the annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended May 31, 1998 Advisory fees payable to the Adviser totaled approximately $156,078.

        The Adviser may from time to time voluntarily agree to reduce its fees or absorb other operating expenses to ensure that the expenses of the Fund do not exceed certain limitations. In such event, any such reductions and other expenses paid by the Adviser will be repaid to the Adviser by the Fund, without interest, at such later time or times as they may be repaid without causing the aggregate operating expenses of the Fund to exceed such voluntary expense limitation. In the event this agreement is terminated for any reason, any such repayment obligation will also be terminated without further liability to the Fund.

        On July 23, 1997, the Fund entered into an administration agreement with ALPS Mutual Funds Services, Inc. ("ALPS"). The administrative agreement provides that ALPS will receive a monthly management fee equal to the annual rate of .10% of the average daily net assets in the Fund up to $250,000,000 and .075% of the average daily net assets of the Fund in excess of $250,000,000. At all times ALPS' fee will be no less than $5,000 per month in the first year and $6,250 per month in years two and three. For the six months ended April 30, 1998, fees payable to ALPS was $30,000 for administration services.

        Certain officers and directors of the Fund are also officers and/or directors of the Adviser and/or ALPS.

4.      CAPITAL STOCK:

        At May 31, 1998, there were indefinite shares of $1.00 par value capital stock authorized shares. Transactions in shares of capital stock for the six months ended May 31, 1998 and the year ended November 30, 1997, were as follows:



                                        SHARES                   AMOUNT
                                    1998      1997         1998          1997
                                    ----      ----         ----          ----
Shares Sold. . . . . . . . . . .   39,564    26,597     $ 643,387     $ 401,883
Shares Issued to Stockholders
  in Reinvestment of Dividends .  463,912   288,177     6,861,258     4,233,322
                                  ---------------------------------------------
Total. . . . . . . . . . . . . .  503,476   314,774     7,504,645     4,635,205
Less Shares Redeemed . . . . . . (167,133) (310,844)   (2,677,848)   (5,256,836)
                                  ---------------------------------------------
Net Increase (Decrease). . . . .  336,343     3,930   $ 4,826,797   $  (621,631)
                                  ---------------------------------------------
                                  ---------------------------------------------

5.      DISTRIBUTION TO STOCKHOLDERS:

        On December 10, 1997, a dividend of $0.22 per share, aggregating $517,558 was declared from net investment income. Additionally, a dividend of $2.69 per share, aggregating $6,432,469 was declared from net realized gains from investment transactions. These dividends were paid on December 31, 1997 to stockholders of record December 29, 1997.*

*1997 dividend information has not been audited.